Jacob Forward ETF
Schedule of Investments (+)
November 30, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.0%
		Biological Products (Diagnostic Substances) - 7.0%
1,237		Beam Therapeutics, Inc. *	$57,137
842		CRISPR Therapeutics AG *^	46,133
755		Krystal Biotech, Inc. *	58,693
1,982		Twist Bioscience Corp. *	54,208
			216,171
		Business Services - 12.8%
9,730		OptimizeRx Corp. *	205,206
5,065		Zillow Group, Inc. - Class C *	192,369
			397,575
		Catalog & Mail-Order Houses - 1.5%
535		Alibaba Group Holding Ltd. - ADR *^	46,845
		Computer Peripheral Equipment - 2.0%
485		Impinj, Inc. *	61,862
		Computer Programming Services - 7.8%
4,655		Doximity, Inc. - Class A *	158,223
3,085		HashiCorp, Inc. - Class A*	84,221
			242,444
		Computer Programming, Data Processing, Etc. - 5.0%
850		MongoDB, Inc. *	129,787
11,418		Nextdoor Holdings, Inc. *	25,691
			155,478
		Industrial Organic Chemicals - 6.0%
50,053		Amyris, Inc. *	86,592
18,362		Codexis, Inc. *	100,440
			187,032
		Medical Laboratories - 2.8%
5,604		CareDx, Inc. *	72,572
5,991		DermTech, Inc. *	15,277
			87,849
		Miscellaneous Amusement & Recreation - 4.5%
8,990		DraftKings, Inc. - Class A*	137,726
		Nonstore Retailers - 3.4%
21,878		Rover Group, Inc. *	105,452
		Patent Owners & Lessors - 5.6%
9,425		Digital Turbine, Inc. *	172,100
		Pharmaceutical Preparations - 11.4%
1,520		Apellis Pharmaceuticals, Inc. *	75,894
761		Arcturus Therapeutics Holdings, Inc. *	14,033
42,149		Heron Therapeutics, Inc. *	114,223
5,600		Ideaya Biosciences, Inc. *	100,128
2,651		Schrodinger, Inc. *	47,718
			351,996
		Prepackaged Software - 17.9%
2,138		Block, Inc. *	144,892
2,696		Cloudflare, Inc. - Class A *	132,481
10,310		Cvent Holding Corp. *	57,736
27,755		Porch Group, Inc. *	56,620
2,815		Twilio, Inc. - Class A*	137,991
22,281		WM Technology, Inc. *	26,069
			555,789
		State Commerical Banks - 3.3%
3,765		Silvergate Capital Corp. - Class A *	103,274
		Surgical & Medical Instruments & Apparatus - 9.0%
27,050		Alphatec Holdings, Inc. *	277,533
		TOTAL COMMON STOCKS (Cost $6,103,028)	3,099,126

		MONEY MARKET FUND - 0.0%
972		First American Government Obligations Fund - Class X, 3.67% (a)	972
		TOTAL MONEY MARKET FUND (Cost $972)	972

		TOTAL INVESTMENTS (Cost $6,104,000) - 100.0%	3,100,098
		LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(704)
		TOTAL NET ASSETS - 100.0%	$3,099,394

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	7-day yield.

Jacob Forward ETF Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Forward ETF (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$555,789	$-	$-	$555,789
Business Services	397,575	-	-	397,575
Pharmaceutical Preparations	351,996	-	-	351,996
Surgical and Medical Instruments and Apparatus	277,533	-	-	277,533
Biological Products (No Diagnostic Substances)	216,171	-	-	216,171
Industrial Organic Chemicals	187,032	-	-	187,032
Patent Owners & Lessors	172,100	-	-	172,100
Computer Programming Services	242,444	-	-	242,444
Computer Programming, Data Processing, Etc.	155,478	-	-	155,478
Miscellaneous Amusement & Recreation	137,726	-	-	137,726
Nonstore Retailers	105,452	-	-	105,452
State Commercial Banks	103,274	-	-	103,274
Medical Laboratories	87,849	-	-	87,849
Computer Peripheral Equipment	61,862	-	-	61,862
Catalog & Mail-Order Houses	46,845	-	-	46,845
Total Common Stocks	3,099,126	-	-	3,099,126

Short Term Investment
Money Market Fund	972	-	-	972

Total Investments in Securities	$3,100,098	$-	$-	$3,100,098